T. ROWE PRICE BLUE CHIP GROWTH ETF

March 31, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 97.6%
COMMUNICATION SERVICES 15.2%
Entertainment 1.8%
Netflix (1)	14,956	9,083
Sea, ADR (1)	22,479	1,208
		10,291
Interactive Media & Services 12.5%
Alphabet, Class A (1)	50,487	7,620
Alphabet, Class C (1)	225,554	34,343
Meta Platforms, Class A (1)	55,737	27,065
		69,028
Wireless Telecommunication Services 0.9%
T-Mobile US	30,942	5,050
		5,050
Total Communication Services		84,369
CONSUMER DISCRETIONARY 14.1%
Automobiles 1.5%
Tesla (1)	46,830	8,232
		8,232
Broadline Retail 8.4%
Amazon.com (1)	260,204	46,936
		46,936
Hotels Restaurants & Leisure 2.2%
Booking Holdings (1)	1,143	4,146
Chipotle Mexican Grill (1)	2,137	6,212
DoorDash, Class A (1)	12,605	1,736
		12,094
Specialty Retail 1.5%
Carvana (1)	28,946	2,544
Ross Stores	22,642	3,323
TJX	23,671	2,401
		8,268
Textiles, Apparel & Luxury Goods 0.5%
Lululemon Athletica (1)	4,334	1,693
NIKE, Class B	11,933	1,122
		2,815
Total Consumer Discretionary		78,345

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 1.3%
Consumer Staples Distribution & Retail 0.6%
Dollar General	22,110	3,450
		3,450
Food Products 0.3%
Mondelez International, Class A	18,351	1,285
		1,285
Household Products 0.4%
Colgate-Palmolive	13,018	1,172
Procter & Gamble	6,978	1,132
		2,304
Total Consumer Staples		7,039
ENERGY 0.3%
Energy Equipment & Services 0.3%
Schlumberger	33,411	1,831
Total Energy		1,831
FINANCIALS 9.1%
Capital Markets 1.6%
Charles Schwab	26,508	1,918
Goldman Sachs Group	3,379	1,411
Morgan Stanley	24,803	2,335
MSCI	861	483
S&P Global	6,005	2,555
		8,702
Financial Services 5.9%
Fiserv (1)	8,184	1,308
Mastercard, Class A	30,009	14,452
Visa, Class A	60,339	16,839
		32,599
Insurance 1.6%
Chubb	21,763	5,639
Marsh & McLennan	15,923	3,280
		8,919
Total Financials		50,220
HEALTH CARE 11.9%
Health Care Equipment & Supplies 2.3%
Align Technology (1)	1,289	423
Intuitive Surgical (1)	21,499	8,580
Stryker	9,167	3,280
Teleflex	2,641	597
		12,880

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Health Care Providers & Services 3.5%
Elevance Health	4,140	2,147
Humana	6,311	2,188
UnitedHealth Group	30,123	14,902
		19,237
Health Care Technology 0.2%
Veeva Systems, Class A (1)	5,467	1,267
		1,267
Life Sciences Tools & Services 1.8%
Danaher	12,843	3,207
Thermo Fisher Scientific	11,083	6,442
		9,649
Pharmaceuticals 4.1%
AstraZeneca, ADR	16,348	1,107
Eli Lilly	24,817	19,307
Zoetis	14,663	2,481
		22,895
Total Health Care		65,928
INDUSTRIALS & BUSINESS SERVICES 2.2%
Aerospace & Defense 0.2%
TransDigm Group	1,122	1,382
		1,382
Commercial Services & Supplies 0.3%
Cintas	1,824	1,253
Veralto	4,141	367
		1,620
Ground Transportation 0.4%
Old Dominion Freight Line	8,882	1,948
		1,948
Industrial Conglomerates 1.3%
General Electric	19,862	3,487
Roper Technologies	6,601	3,702
		7,189
Total Industrials & Business Services		12,139
INFORMATION TECHNOLOGY 41.8%
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity	11,016	1,600
		1,600
IT Services 1.2%
MongoDB (1)	6,705	2,405

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Shopify, Class A (1)	40,681	3,139
Snowflake (1)	5,686	919
		6,463
Semiconductors & Semiconductor Equipment 13.2%
Advanced Micro Devices (1)	22,884	4,130
ASML Holding NV	7,267	7,052
Lam Research	917	891
Monolithic Power Systems	4,784	3,241
NVIDIA	60,798	54,935
Taiwan Semiconductor Manufacturing, ADR	15,740	2,141
Texas Instruments	4,677	815
		73,205
Software 19.4%
Atlassian, Class A (1)	8,135	1,587
Bill Holdings (1)	12,664	871
Confluent, Class A (1)	22,223	678
Crowdstrike Holdings, Class A (1)	3,989	1,279
Datadog, Class A (1)	8,488	1,049
Fortinet (1)	5,973	408
Intuit	9,247	6,011
Microsoft	182,197	76,654
ServiceNow (1)	16,532	12,604
Synopsys (1)	11,528	6,588
		107,729
Technology Hardware, Storage & Peripherals 7.7%
Apple	248,719	42,650
		42,650
Total Information Technology		231,647
MATERIALS 1.0%
Chemicals 1.0%
Linde	5,847	2,715
Sherwin-Williams	7,517	2,611
Total Materials		5,326
UTILITIES 0.7%
Electric Utilities 0.7%
Constellation Energy	21,500	3,974
Total Utilities		3,974
Total Common Stocks (Cost $398,475)		540,818

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, 5.26% (2)	3,076,111	3,076
Total Short-Term Investments (Cost $3,076)		3,076
Total Investments in Securities 98.2% of Net Assets (Cost $401,551)		$543,894
Other Assets Less Liabilities 1.8%		10,199
Net Assets 100.0%		$554,093

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Blue Chip Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF785-054Q1
03/24